Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Line Items]
Maturity of highly liquid debt instruments	3 months		3 months
Uncollectible	$ 0		$ 0	$ 0
Allowance for doubtful accounts	0		0	0
Inventories, net of reserve	459,000		537,798	433,706
Impairment charges of long lived assets			129,667	0
Impairment charges			169,887	0
Advertising costs			56,000	17,000
Earnings per share dilutive securities			0	0
Weighted Average Common Shares outstanding - basic and diluted	11,124,633	11,062,339	11,089,425	3,697,390
Forfeiture Allocation	$ 0		$ 0	$ 15,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			5 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life			20 years